IFT-2 P-1
                          SUPPLEMENT DATED MAY 15, 2004
                              TO THE PROSPECTUS OF

                          INSTITUTIONAL FIDUCIARY TRUST
                         (FRANKLIN STRUCTURED LARGE CAP
          CORE EQUITY FUND, FRANKLIN STRUCTURED LARGE CAP GROWTH FUND)
                             DATED NOVEMBER 1, 2003

The prospectus is amended as follows:

I. The following is added to the section "Your Account - Qualified Investors" beginning on page 18.

 Current and former officers, trustees, directors, full-time employees of Franklin Templeton Investments and members of law firms that provide legal counsel to the funds, and their family members. Minimum investments: $100 initial ($50 for accounts with an automatic investment plan) and $50 additional.

                           Please keep this supplement
                              for future reference.